UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4576

                       Oppenheimer Convertible Securities Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL    MARKET VALUE
                                                                   AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--60.0%
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.6%
------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.3%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21      $  5,000,000   $   6,518,750
------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23 1                    4,000,000       4,335,000
3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23                      1,000,000       1,083,750
------------------------------------------------------------------------------------------
International Game Technology, Zero Coupon Cv. Sr. Unsec
Unsub. Debs., 1/29/33 1,2                                       3,000,000       2,561,250
------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., Zero Coupon Cv. Sr. Unsec
Unsub Liquid Yield Option Nts., 2/2/21 2                        8,000,000       4,320,000
------------------------------------------------------------------------------------------
Shuffle Master, Inc., 1.25% Cv. Sr. Unsec. Nts., 4/15/24 1      1,500,000       1,597,500
                                                                            --------------
                                                                               20,416,250
------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Beazer Homes USA, Inc., 4.625% Cv. Sr. Nts., 6/15/24 1          4,000,000       4,030,000
------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Eastman Kodak Co., 3.375% Cv. Sr. Nts., 10/15/33 1              4,000,000       4,450,000
------------------------------------------------------------------------------------------
Hasbro, Inc., 2.75% Cv. Sr. Unsec. Debs., 12/1/21               3,000,000       3,270,000
                                                                            --------------
                                                                                7,720,000

------------------------------------------------------------------------------------------
MEDIA--6.1%
Charter Communications, Inc., 5.75% Cv. Sr. Unsec. Nts.,
10/15/05                                                        3,000,000       2,876,250
------------------------------------------------------------------------------------------
Citadel Broadcasting Corp., 1.875% Cv. Sub. Nts.,
2/15/11 1                                                       4,000,000       3,490,000
------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
4.50% Cv. Sr. Unsec. Nts., 3/15/23 1                            3,000,000       4,095,000
4.50% Cv. Sr. Unsec. Nts., 3/15/23                              1,000,000       1,365,000
------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Exchangeable Sr. Unsec
Debs., 3/30/23 (exchangeable for Time Warner, Inc.
common stock) 1                                                 8,000,000       9,170,000
------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Sec. Debs.,
3/15/31 (exchangeable for Viacom, Inc., Cl. B
common stock) 1                                                 5,000,000       4,500,000
------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec
Debs., 3/15/31 (exchangeable for Viacom, Inc., Cl. B
common stock or cash based on the value thereof)                1,000,000         900,000
------------------------------------------------------------------------------------------
Omnicom Group, Inc., Zero Coupon Cv. Sr. Nts., 6/15/33 1,2      5,000,000       4,893,750
------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23      6,000,000       6,465,000
                                                                            --------------
                                                                               37,755,000

------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
Gap, Inc. (The), 5.75% Cv. Sr. Unsec. Nts., 3/15/09 1           4,000,000       6,240,000
------------------------------------------------------------------------------------------
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 3              5,000,000       5,056,250


        12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                PRINCIPAL    MARKET VALUE
                                                                   AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
TJX Cos., Inc. (The):
Zero Coupon Cv. Unsec. Sub. Liquid Yield Option Nts.,
2/13/21 2                                                    $  2,000,000   $   1,720,000
Zero Coupon Cv. Unsec. Sub. Liquid Yield Option Nts.,
2/13/21 1,2                                                     4,000,000       3,440,000
                                                                            --------------
                                                                               16,456,250

------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Reebok International Ltd., 2% Cv. Sr. Unsec. Unsub
Debs., 5/1/24 1                                                 4,500,000       4,449,375
------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Costco Cos., Inc., Zero Coupon Cv. Sub. Nts., 8/19/17 2         4,000,000       3,785,000
------------------------------------------------------------------------------------------
ENERGY--5.3%
------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
Halliburton Co.:
3.125% Cv. Sr. Nts., 7/15/23 1                                  5,000,000       5,375,000
3.125% Cv. Sr. Nts., 7/15/23                                    1,000,000       1,075,000
------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33 1         5,000,000       5,037,500
------------------------------------------------------------------------------------------
Schlumberger Ltd., 1.50% Cv. Sr. Unsec. Debs., 6/1/23           8,000,000       8,510,000
                                                                            --------------
                                                                               19,997,500

------------------------------------------------------------------------------------------
OIL & GAS--2.1%
Devon Energy Corp., 4.95% Cv. Sr. Unsec. Debs., 8/15/08
(cv. into Chevron Corp. common stock) 4                         4,000,000       4,120,000
------------------------------------------------------------------------------------------
El Paso Corp., Zero Coupon Cv. Debs., 2/28/21 2                10,000,000       4,837,500
------------------------------------------------------------------------------------------
Kerr-McGee Corp., 5.25% Cv. Jr. Unsec. Sub. Debs., 2/15/10      4,000,000       4,220,000
                                                                            --------------
                                                                               13,177,500

------------------------------------------------------------------------------------------
FINANCIALS--2.3%
------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.1%
American Express Co., 1.85% Cv. Sr. Nts., 12/1/33 1,3           6,000,000       6,510,000
------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Providian Financial Corp., 3.25% Cv. Sr. Unsec. Nts.,
8/15/05                                                         2,500,000       2,459,375
------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
EOP Operating LP, 7.25% Cv. Sr. Nts., 11/15/08 1                5,000,000       5,118,750
------------------------------------------------------------------------------------------
HEALTH CARE--11.4%
------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.9%
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts.,
4/15/11 1                                                       3,500,000       3,412,500
------------------------------------------------------------------------------------------
Biogen Idec, Inc., Zero Coupon Cv. Sr. Unsec. Unsub
Liquid Yield Option Nts., 4/29/32 2                             8,000,000       5,180,000
------------------------------------------------------------------------------------------
Celgene Corp., 1.75% Cv. Sr. Nts., 6/1/08 1                     2,500,000       3,400,000
------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                    6,000,000       5,902,500
------------------------------------------------------------------------------------------
Gilead Sciences, Inc., 2% Cv. Sr. Unsec. Nts., 12/15/07         2,500,000       3,734,375


        13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                PRINCIPAL    MARKET VALUE
                                                                   AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
ImClone Systems, Inc., 1.375% Cv. Sr. Nts., 5/15/24 1        $  3,000,000   $   3,480,000
------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24 1          6,000,000       5,662,500
                                                                            --------------
                                                                               30,771,875

------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Cytyc Corp., 2.25% Cv. Sr. Nts., 3/15/24 1                      2,500,000       2,818,750
------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub.
Nts., 3/1/24                                                    6,500,000       6,776,250
------------------------------------------------------------------------------------------
Medtronic, Inc., 1.25% Unsec. Debs., 9/15/21 1                  5,000,000       5,100,000
                                                                            --------------
                                                                               14,695,000

------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.3%
Health Management Associates, Inc.:
1.50% Cv. Sr. Sub. Nts., 8/1/23 1                               5,000,000       5,268,750
1.50% Cv. Sr. Sub. Nts., 8/1/23                                 1,000,000       1,053,750
------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 1.75% Cv. Sr. Unsec. Debs.,
11/30/21                                                        4,000,000       4,230,000
------------------------------------------------------------------------------------------
WebMD Corp., 1.75% Cv. Sub. Nts., 6/15/23 1                     4,000,000       3,595,000
                                                                            --------------
                                                                               14,147,500

------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.8%
Teva Pharmaceutical Finance II BV, 0.50% Cv. Sr. Sec.
Debs., Series A, 2/1/24                                         6,000,000       6,225,000
------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.:
1.75% Cv. Sr. Unsec. Debs., 3/15/23 1                           4,000,000       3,795,000
1.75% Cv. Sr. Unsec. Debs., 3/15/23                             1,000,000         948,750
                                                                            --------------
                                                                               10,968,750

------------------------------------------------------------------------------------------
INDUSTRIALS--6.4%
------------------------------------------------------------------------------------------
AIRLINES--0.4%
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub
Nts., 2/1/07                                                    4,000,000       2,885,000
------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Allied Waste Industries, Inc., 4.25% Cv. Sr. Unsec. Sub.
Debs., 4/15/34                                                  5,000,000       4,950,000
------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.4%
Tyco International Group SA:
2.75% Cv. Sr. Unsec. Unsub. Debs., Series, A, 1/15/18          11,000,000      16,582,500
2.75% Cv. Sr. Unsec. Unsub. Debs., Series A, 1/15/18 1          3,000,000       4,522,500
                                                                            --------------
                                                                               21,105,000

------------------------------------------------------------------------------------------
MACHINERY--1.8%
Danaher Corp., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid
Yield Option Nts., 1/22/21 2                                    7,000,000       5,398,750
------------------------------------------------------------------------------------------
Navistar Financial Corp., 4.75% Cv. Unsec. Sub. Nts.,
4/1/09                                                          4,000,000       3,950,000
------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
8.25% Cv. Sub. Nts., 12/31/05 4                                 3,212,132         899,397
8.25% Cv. Sub. Nts., 12/31/05 4                                 2,962,671         829,548
                                                                            --------------
                                                                               11,077,695


        14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                PRINCIPAL    MARKET VALUE
                                                                   AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.5%
------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.6%
Comverse Technology, Inc., Zero Coupon Cv. Sr. Unsec
Zero Yield Puttable Securities, 5/15/23 2                    $  4,000,000   $   4,980,000
------------------------------------------------------------------------------------------
Corning, Inc., 3.50% Cv. Sr. Unsec. Debs., 11/1/08              3,000,000       4,237,500
------------------------------------------------------------------------------------------
JDS Uniphase Corp., Zero Coupon Cv. Sr. Nts., 11/15/10 2        3,000,000       3,191,250
------------------------------------------------------------------------------------------
Nortel Networks Corp.:
4.25% Cv. Sr. Unsec. Nts., 9/1/08 1                             2,000,000       1,925,000
4.25% Cv. Sr. Unsec. Nts., 9/1/08                               5,000,000       4,812,500
------------------------------------------------------------------------------------------
Tekelec, Inc., 2.25% Cv. Sr. Sub. Nts., 6/15/08                 3,000,000       3,498,750
                                                                            --------------
                                                                               22,645,000

------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Agilent Technologies, Inc.:
3% Cv. Sr. Unsec. Debs., 12/1/21 3                              3,000,000       3,172,500
3% Cv. Sr. Unsec. Nts., 12/1/21 1, 3                            3,000,000       3,172,500
------------------------------------------------------------------------------------------
Flextronics International Ltd.:
1% Cv. Unsec. Nts., 8/1/10 1                                    3,000,000       3,735,000
1% Cv. Unsec. Nts., 8/1/10                                        500,000         622,500
------------------------------------------------------------------------------------------
Solectron Corp., 0.50% Cv. Sr. Nts., 2/15/34 1                  3,000,000       2,778,750
------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc., 3.625% Cv. Sub. Nts.,
8/1/23 1                                                        3,000,000       3,671,250
                                                                            --------------
                                                                               17,152,500

------------------------------------------------------------------------------------------
IT SERVICES--2.3%
CSG Systems International, Inc., 2.50% Cv. Nts.,
6/15/24 1                                                       3,000,000       3,116,250
------------------------------------------------------------------------------------------
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series
B, 8/15/23                                                      6,000,000       7,177,500
------------------------------------------------------------------------------------------
Electronic Data Systems Corp., 3.875% Cv. Sr. Nts.,
7/15/23 1                                                       4,000,000       3,860,000
                                                                            --------------
                                                                               14,153,750

------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
Advanced Micro Devices, Inc., 4.75% Cv. Sr. Unsec
Debs., 2/1/22 3                                                 5,000,000       5,100,000
------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts.,
12/15/09 (cv. into Agere Systems, Inc., Cl. A common
stock)                                                          2,000,000       2,330,000
------------------------------------------------------------------------------------------
International Rectifier Corp., 4.25% Cv. Sub. Nts.,
7/15/07 1                                                       4,000,000       3,950,000
------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Sub. Nts., 5/15/10 1                    5,000,000       5,025,000
------------------------------------------------------------------------------------------
Micron Technology, Inc., 2.50% Cv. Unsec. Sub. Nts.,
2/1/10 1                                                        2,500,000       3,550,000
------------------------------------------------------------------------------------------
Skyworks Solutions, Inc., 4.75% Cv. Unsec. Sub. Nts.,
11/15/07                                                        2,500,000       3,000,000
                                                                            --------------
                                                                               22,955,000

------------------------------------------------------------------------------------------
SOFTWARE--3.1%
Computer Associates International, Inc.:
5% Cv. Sr. Unsec. Nts., 3/15/07 1                               4,000,000       4,960,000
5% Cv. Sr. Unsec. Nts., 3/15/07                                 1,500,000       1,860,000


        15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                PRINCIPAL    MARKET VALUE
                                                                   AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------
SOFTWARE Continued
Fair Issac Corp., 1.50% Cv. Sr. Nts., 8/15/23 1              $  4,500,000   $   4,573,125
------------------------------------------------------------------------------------------
Mentor Graphics Corp.:
6.875% Cv. Unsec. Sub. Nts., 6/15/07 1                          2,000,000       2,115,000
6.875% Cv. Unsec. Sub. Nts., 6/15/07                            1,000,000       1,057,500
------------------------------------------------------------------------------------------
Novell, Inc., 0.50% Cv. Sr. Unsec. Debs., 7/15/24 1             5,000,000       5,022,500
                                                                            --------------
                                                                               19,588,125

------------------------------------------------------------------------------------------
MATERIALS--1.4%
------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.8%
Sealed Air Corp., 3% Cv. Nts., 6/30/33 1                        5,000,000       5,131,250
------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Inco Ltd., 1% Cv. Unsec. Unsub. Debs., 3/14/23                  3,000,000       3,776,250
------------------------------------------------------------------------------------------
UTILITIES--2.5%
------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.5%
Calpine Corp., 4.75% Cv. Sr. Unsec. Nts., 11/15/23 1            7,000,000       6,142,500
------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 3.75% Cv. Sr. Nts., 5/15/23 1         4,000,000       4,560,000
------------------------------------------------------------------------------------------
Duke Energy Corp., 1.75% Cv. Sr. Bonds, 5/15/23                 4,500,000       4,556,250
                                                                            --------------
                                                                               15,258,750
                                                                            --------------
Total Convertible Corporate Bonds and Notes
(Cost $355,822,912)                                                           373,136,445

                                                                 SHARES
-----------------------------------------------------------------------------------------
PREFERRED STOCKS--33.5%
-----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.8%
-----------------------------------------------------------------------------------------
AUTOMOBILES--3.1%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust
Preferred Securities, Non-Vtg                                    175,000       9,583,000
-----------------------------------------------------------------------------------------
General Motors Corp., 5.25% Cv. Sr. Unsec. Debs., Series B       400,000       9,884,000
                                                                           --------------
                                                                              19,467,000

-----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Newell Financial Trust I, 5.25% Cum. Cv. Quarterly Income
Preferred Securities, Non-Vtg                                     70,000       3,167,500
-----------------------------------------------------------------------------------------
MEDIA--0.5%
Equity Securities Trust I/Cablevision Systems Corp., 6.50%
Cv., Series CVC (exchangeable into Cablevision NY Group,
Cl. A common stock)                                              130,000       2,701,400
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.7%
Boise Cascade Corp., 7.50% Adjustable Conversion-Rate Equity
Security Units (each unit consists of a contract to
purchase Boise Cascade Corp. common stock and a preferred
security of Boise Cascade Trust I), Non-Vtg. 5                    80,000       4,220,000


        16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                             MARKET VALUE
                                                                   SHARES      SEE NOTE 1
----------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
-----------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Albertson's, Inc., 7.25% Cv. Units (each unit has a stated
amount of $25, and will consist of a purchase contract
issued by Albertson's, initially a 1/40, or 2.50%, ownership interest in one of their senior notes with a principal
amount of $1,000) 5,6                                            210,000   $   5,814,900
-----------------------------------------------------------------------------------------
ENERGY--2.2%
-----------------------------------------------------------------------------------------
OIL & GAS--2.2%
Chesapeake Energy Corp., 4.125% Cum. Cv., Non-Vtg. 1               5,000       5,387,500
-----------------------------------------------------------------------------------------
Unocal Capital Trust, 6.25% Cum. Cv., Non-Vtg. (cv. into
Unocal Corp.)                                                     80,000       4,160,000
-----------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Debs. 1           60,000       4,237,500
                                                                           --------------
                                                                              13,785,000

-----------------------------------------------------------------------------------------
FINANCIALS--10.2%
-----------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
Household International, Inc., 8.875% Cv. Adjustable
Conversion-Rate Equity Security Units (each unit has a
stated amount of $25 and consists of a contract to purchase
Household International, Inc. common stock and $25 principal amount of Household Finance Corp., 8.875% sr. unsec. nts.,
2/15/08), Non-Vtg. 5                                              70,000       3,031,000
-----------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units
(each unit consists of one preferred stock and one warrant
to purchase shares of Washington Mutual, Inc.), Non-Vtg. 1,5      75,000       4,040,250
5.375% Cum. Cv. Units (each unit consists of one preferred
stock and one warrant to purchase shares of Washington
Mutual, Inc.), Non-Vtg. 5                                         30,000       1,616,100
                                                                           --------------
                                                                               8,687,350

-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Capital One Financial Corp., 6.25% Cv. Upper DECS (each
upper DECS has a stated amount of $50 and consists of a
forward purchase contract to purchase Capital One Financial
Corp. common stock and $50 principal amount of Capital One
Financial Corp., 6.25% sr. nts., 5/17/07) 5                       85,000       4,287,400
-----------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 2% Cv. (cv. into
Regency Centers Corp. common stock)                              140,000       5,508,160
                                                                           --------------
                                                                               9,795,560

-----------------------------------------------------------------------------------------
INSURANCE--5.6%
Chubb Corp. (The), 7% Cv. Equity Units, Series A (each unit
consists of one warrant to purchase Chubb Corp. (The) common stock and $25 principal amount of Chubb Corp. (The), 4% sr.
nts., 11/16/07) 5                                                170,000       4,709,000
-----------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7% Cv. Equity
Units (each unit has a stated amount of $50 and consists of
a purchase contract to purchase Hartford Financial Services
Group, Inc. (The) common stock and a normal unit which
consists of $1,000 principal amount of Hartford Financial
Services Group, Inc. (The), 2.56% sr. nts., 8/16/08) 5            90,000       6,030,000


        17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                            MARKET VALUE
                                                                  SHARES      SEE NOTE 1
----------------------------------------------------------------------------------------
INSURANCE Continued
PMI Group, Inc. (The), 5.875% Cv. Hybrid Income Term
Security Units (each unit has a stated value of $25 and
consists of a purchase contract to purchase PMI Group, Inc.
(The) common stock and a corporate unit which consists of
PMI Group, Inc. (The) 3% sr. nts., 11/15/08) 5                   180,000   $   4,972,500
-----------------------------------------------------------------------------------------
Prudential Financial, Inc./Prudential Financial Capital
Trust I, 6.75% Cum. Cv. Equity Security Units (each unit has a stated amount of $50 and consists of a contract to
purchase Prudential Financial, Inc. common stock and a
redeemable capital security of Prudential Financial
Capital Trust I), Non-Vtg. 5                                     100,000       6,993,000
-----------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub.
Nts.                                                             250,000       5,950,000
-----------------------------------------------------------------------------------------
UnumProvident Corp., 8.25% Cv                                    100,000       3,344,000
-----------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv                                        125,000       3,173,750
                                                                           --------------
                                                                              35,172,250

-----------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Host Marriott Financial Trust, 6.75% Cv. Quarterly Income
Preferred Securities                                             100,000       5,137,500
-----------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Sovereign Capital Trust VI, 4.375% Cv                            100,000       4,750,000
-----------------------------------------------------------------------------------------
HEALTH CARE--2.2%
-----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Baxter International, Inc., 7% Cv. Equity Units (each equity unit has a stated value of $50 and consists of a purchase
contract to purchase Baxter International, Inc. common stock and $50 principal amount of Baxter International, Inc.,
3.60% sr. nts., 2/16/08), Non-Vtg. 5                             110,000       6,265,600
-----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Anthem, Inc., 6% Cv. Equity Security Units (each unit has a
stated amount of $50 and consists of a contract to purchase
Anthem, Inc. common stock and $50 principal amount of
Anthem, Inc., 5.95% sub. debs., 11/15/04) 5                       25,000       2,567,750
-----------------------------------------------------------------------------------------
Omnicare, Inc., 4% Cv                                             80,000       4,962,400
                                                                           --------------
                                                                               7,530,150

-----------------------------------------------------------------------------------------
INDUSTRIALS--2.1%
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Northrop Grumman Corp., 7.25% Cv. Equity Security Units
(each unit has a stated amount of $100 and consists of a
contract to purchase Northrop Grumman Corp. common stock and
$100 principal amount of Northrop Grumman Corp., 5.25% sr.
unsec. nts., 11/16/04), Non-Vtg. 5                                55,000       5,847,600
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Cendant Corp., 7.75% Cv. Upper DECS (each upper DECS has a
stated value of $50 and consists of a forward purchase
contract to purchase Cendant Corp. common stock and $50
principal amount of Cendant Corp., 6.75% sr. nts., 8/17/07),
Non-Vtg. 5                                                        70,000       3,549,000
-----------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred
Securities                                                        85,000       3,740,000
                                                                           --------------
                                                                               7,289,000


        18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                            MARKET VALUE
                                                                  SHARES      SEE NOTE 1
----------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY--3.5%
-----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg       8,000   $   9,473,440
-----------------------------------------------------------------------------------------
Motorola, Inc., 7% Cv. Equity Security Units (each unit has
a stated amount of $50 and consists of a contract to
purchase Motorola, Inc. common stock and $50 principal
amount of Motorola, Inc., 6.50% sr. unsec. nts., 11/16/07) 5     100,000       4,938,000
                                                                           --------------
                                                                              14,411,440

-----------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Xerox Corp., 6.25% Cv.                                            55,000       7,282,000
-----------------------------------------------------------------------------------------
MATERIALS--1.8%
-----------------------------------------------------------------------------------------
METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold, Inc., 5.50%. Cv.                   5,000       4,493,750
-----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.1%
International Paper Capital Trust, 5.25% Cum. Cv. (cv. into
International Paper Co. common stock), Non-Vtg                   130,000       6,581,250
-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.7%
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
Alltel Corp., 7.75% Cv. Equity Units (each unit consists of
corporate units, each with a stated value of $50 and
includes a purchase contract to purchase Alltel Corp. common stock and $50 principal amount of Alltel Corp., 6.25% sr.
nts.,5/17/07), Non-Vtg. 5                                        120,000       6,019,200
-----------------------------------------------------------------------------------------
CenturyTel, Inc., 6.875% Cv. Equity Units (each unit
consists of units referred to as corporate units, each with
a stated amount of $25 and includes a purchase contract to
purchase CenteryTel, Inc. common stock and $25 principal
amount of CenturyTel, Inc., 6.02% sr. nts., series j, due
2007), Non-Vtg. 5                                                113,900       2,861,738
-----------------------------------------------------------------------------------------
Sprint Corp., 7.125% Cv. Unsec. Equity Units (each unit
consists of units referred to as corporate units each with a stated amount of $25 and consists of $25 principal amount of
Sprint Capital Corp., 6% sr. nts., 8/17/06 and a purchase
contract to purchase Sprint Corp. (PCS Group) common
stock) 5                                                         200,000       1,888,000
                                                                           -------------
                                                                              10,768,938

-----------------------------------------------------------------------------------------
UTILITIES--4.1%
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.4%
Cinergy Corp., 9.50% Cv. Flexible Equity Linked Exchangeable
Preferred Redeemable Increased Dividend Equity Securities
(each feline prides consists of units referred to as income
prides, each with a stated amount of $50 and includes a
purchase contract for Cinergy Corp. common stock, and a 6.90%
preferred trust security, due 2007, issued by Cinergy Corp.
Funding Trust I) 5                                                50,000       2,972,500


        19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                            MARKET VALUE
                                                                  SHARES      SEE NOTE 1
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
FPL Group, Inc., 8.50% Cv. Equity Units (each unit consists
of corporate units, each with a stated amount of $50 and
includes a purchase contract to purchase FPL Group, Inc.
common stock and $50 principal amount of FPL Group Capital,
Inc., 4.75% debs., series a, 2/16/07) 5                          110,000   $   6,061,000
-----------------------------------------------------------------------------------------
TXU Corp., 8.125% Cv. Feline Prides Units (each unit
consists of units referred to as Income Prides with a stated
amount of $50, which includes $50 principal amount of TXU
Corp., 5.80% sr. nts., 5/16/08 and a purchase contract to
purchase TXU Corp. common stock with attached preference
stock purchase rights, 5/16/06), Non-Vtg. 5                      120,000       5,467,200
                                                                           --------------
                                                                              14,500,700

-----------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Sempra Energy, 8.50% Cv. Equity Units (each equity unit
consists of income equity units, each has a stated value of
$25 and consists of a purchase contract to purchase Sempra
Energy common stock and $25 principal amount of Sempra
Energy, 5.60% sr. nts., 5/17/07) 5                               160,000       4,848,000
-----------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
AES Trust III, 6.75% Cv                                           70,000       2,944,200
-----------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs         40,000       2,825,000
                                                                           --------------
                                                                               5,769,200
                                                                           --------------
Total Preferred Stocks (Cost $182,955,695)                                   208,286,088

-----------------------------------------------------------------------------------------
COMMON STOCKS--1.3%
-----------------------------------------------------------------------------------------
Danskin, Inc. 6                                                1,675,119         335,024
-----------------------------------------------------------------------------------------
Johnson & Johnson                                                 50,000       2,785,000
-----------------------------------------------------------------------------------------
Pfizer, Inc.                                                     140,000       4,799,198
-----------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 6                                   197,142          41,400
                                                                           --------------
Total Common Stocks (Cost $7,569,973)                                          7,960,622

                                                                   UNITS
-----------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------
Danskin, Inc., Wts., Exp. 10/8/04 4,6,7                          367,801              --
-----------------------------------------------------------------------------------------
Portion of Danskin, Inc., Promissory Nt. to be used to
purchase 53,309 shares of restricted common stock in rights
offering 4,6,7                                                    53,309          15,993
                                                                           --------------

Total Rights, Warrants and Certificates (Cost $15,993)                            15,993


        20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                 PRINCIPAL    MARKET VALUE
                                                                    AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.5%
-------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch), Equity
Linked Nts., 6%, 12/23/04 (redemption linked to Comcast
Corp., Cl. A Special common stock)                             $   165,800   $   4,714,938
-------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Capped Appreciation Linked Nts.,
5%, 12/30/04 (linked to the performance of Wyeth) 4              5,000,000       4,489,187
                                                                             --------------
Total Structured Notes (Cost $9,995,554)                                         9,204,125

-------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.2%
-------------------------------------------------------------------------------------------
Undivided interest of 3.02% in joint repurchase agreement
(Principal Amount/Market Value $657,803,000, with a maturity value of $657,828,399) with UBS Warburg LLC, 1.39%, dated
6/30/04, to be repurchased at $19,879,768 on 7/1/04,
collateralized by Federal National Mortgage Assn.,
4.50%--6%, 2/1/19--3/1/34, with a value of $672,658,066
(Cost $19,879,000)                                               19,879,00      19,879,000

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $576,239,127)                       99.5%    618,482,273
-------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                        0.5       2,798,513
                                                               ----------------------------
NET ASSETS                                                           100.0%  $ 621,280,786
                                                               ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $207,204,000 or 33.35% of the Fund's net assets as of June 30, 2004.

2. Represents a zero coupon bond.

3. Represents the current interest rate for a variable or increasing rate security.

4. Identifies issues considered to be illiquid or restricted. See Note 5 of Notes to Financial Statements.

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

6. Non-income producing security.

7. Received as the result of issuer reorganization. Currently has minimal market value.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
--------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------
Investments, at value (cost $576,239,127)--see accompanying
statement of investments                                                     $  618,482,273
--------------------------------------------------------------------------------------------
Cash                                                                                537,795
--------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                  7,828,567
Interest and dividends                                                            2,460,499
Shares of beneficial interest sold                                                  941,230
Other                                                                                58,969
                                                                             ---------------
Total assets                                                                    630,309,333

--------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                             6,055,350
Shares of beneficial interest redeemed                                            1,221,316
Dividends                                                                         1,117,260
Distribution and service plan fees                                                  377,699
Trustees' compensation                                                              121,616
Transfer and shareholder servicing agent fees                                        72,744
Shareholder communications                                                           47,178
Other                                                                                15,384
                                                                             ---------------
Total liabilities                                                                 9,028,547

--------------------------------------------------------------------------------------------
NET ASSETS                                                                   $  621,280,786
                                                                             ===============

--------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------
Paid-in capital                                                              $  700,068,477
--------------------------------------------------------------------------------------------
Accumulated net investment loss                                                    (970,152)
--------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                   (120,060,685)
--------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                       42,243,146
                                                                             ---------------
NET ASSETS                                                                   $  621,280,786
                                                                             ===============


        22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $326,518,522 and 24,566,189 shares of beneficial interest
outstanding)                                                                 $        13.29
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                           $        14.10
--------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $102,461,901 and 7,697,272 shares of beneficial interest
outstanding)                                                                 $        13.31
--------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $83,829,270 and 6,310,613 shares of beneficial interest
outstanding)                                                                 $        13.28
--------------------------------------------------------------------------------------------
Class M Shares:
Net asset value and redemption price per share (based on net assets
of $106,710,537 and 8,033,487 shares of beneficial interest outstanding)     $        13.28
Maximum offering price per share (net asset value plus sales charge
of 3.25% of offering price)                                                  $        13.73
--------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $1,760,556 and 132,462 shares of beneficial interest outstanding   $        13.29

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
---------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------
Interest                                               $   6,990,749
---------------------------------------------------------------------
Dividends                                                  6,717,594
                                                       --------------
Total investment income                                   13,708,343

---------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------
Management fees                                            1,512,218
---------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                      386,769
Class B                                                      578,927
Class C                                                      417,691
Class M                                                      187,688
Class N                                                        4,172
---------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                      212,595
Class B                                                       88,918
Class C                                                       54,923
Class M                                                       55,826
Class N                                                        2,062
---------------------------------------------------------------------
Shareholder communications:
Class A                                                       28,663
Class B                                                       15,741
Class C                                                        4,488
Class M                                                        4,304
Class N                                                          294
---------------------------------------------------------------------
Accounting service fees                                       96,665
---------------------------------------------------------------------
Trustees' compensation                                        24,926
---------------------------------------------------------------------
Custodian fees and expenses                                    6,986
---------------------------------------------------------------------
Other                                                         59,684
                                                       --------------
Total expenses                                             3,743,540
Less reduction to custodian expenses                          (2,466)
Less payments and waivers of expenses                            (27)
                                                       --------------
Net expenses                                               3,741,047

---------------------------------------------------------------------
NET INVESTMENT INCOME                                      9,967,296


        24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

---------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------
Net realized gain on:
Investments                                            $  13,104,285
Net increase from payment by affiliate                         3,750
                                                       --------------
Net realized gain                                         13,108,035
---------------------------------------------------------------------
Net change in unrealized appreciation on investments     (12,437,278)

---------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $  10,638,053
                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


        25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS            YEAR
                                                               ENDED           ENDED
                                                       JUNE 30, 2004    DECEMBER 31,
                                                         (UNAUDITED)            2003
-------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------
Net investment income                                  $   9,967,296   $  23,819,107
-------------------------------------------------------------------------------------
Net realized gain                                         13,108,035      29,278,307
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     (12,437,278)     64,594,391
                                                       ------------------------------
Net increase in net assets resulting from operations      10,638,053     117,691,805

-------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                   (5,471,786)    (11,367,661)
Class B                                                   (1,516,865)     (5,345,568)
Class C                                                   (1,102,852)     (2,624,294)
Class M                                                   (1,850,007)     (4,627,938)
Class N                                                      (25,156)        (28,916)

-------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                   15,818,844      66,001,751
Class B                                                  (30,980,743)    (43,825,244)
Class C                                                    1,639,972       9,713,833
Class M                                                   (8,088,534)    (11,782,752)
Class N                                                      313,702         938,567

-------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------
Total increase (decrease)                                (20,625,372)    114,743,583
-------------------------------------------------------------------------------------
Beginning of period                                      641,906,158     527,162,575
                                                       ------------------------------
End of period (including accumulated net investment
loss of $970,152 and $970,782, respectively)           $ 621,280,786   $ 641,906,158
                                                       ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                               YEAR
                                                        ENDED                                                              ENDED
                                                JUNE 30, 2004                                                           DEC. 31,
CLASS A                                           (UNAUDITED)         2003           2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   13.27    $   11.29      $   12.76    $   13.85    $   16.36    $   14.84
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .23          .56            .57          .48          .72          .70
Net realized and unrealized gain (loss)                   .02         1.98          (1.41)        (.94)       (1.45)        2.66
                                                  --------------------------------------------------------------------------------
Total from investment operations                          .25         2.54           (.84)        (.46)        (.73)        3.36
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.23)        (.56)          (.63)        (.63)        (.72)        (.70)
Distributions from net realized gain                       --           --             --           --        (1.06)       (1.14)
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.23)        (.56)          (.63)        (.63)       (1.78)       (1.84)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   13.29    $   13.27      $   11.29    $   12.76    $   13.85    $   16.36
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       1.84%       22.95%         (6.59)%      (3.30)%      (4.81)%      23.37%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 326,519    $ 310,641      $ 202,968    $ 187,458    $ 210,903    $ 220,671
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 324,388    $ 252,347      $ 190,677    $ 197,514    $ 225,938    $ 207,008
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    3.39%        4.48%          4.77%        3.58%        4.42%        4.55%
Total expenses                                           0.93% 3      0.94% 3,4      0.99% 3      0.95% 3      0.90% 3      0.95% 3
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%          61%            52%          69%         127%          95%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the and redemption at the net asset value reinvestment date, calculated on the last business day of the fiscal Sales charges are not reflected in the total returns. Total period. returns are not annualized for periods less than one Returns do not reflect the deduction of taxes that a shareholder full year. would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                               YEAR
                                                  ENDED                                                              ENDED
                                          JUNE 30, 2004                                                           DEC. 31,
CLASS B                                     (UNAUDITED)         2003           2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   13.29    $   11.30      $   12.79    $   13.87    $   16.38    $   14.87
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .15          .43            .43          .38          .59          .59
Net realized and unrealized gain (loss)             .04         2.02          (1.38)        (.93)       (1.45)        2.65
                                            --------------------------------------------------------------------------------
Total from investment operations                    .19         2.45           (.95)        (.55)        (.86)        3.24
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
   shareholders:

Dividends from net investment income               (.17)        (.46)          (.54)        (.53)        (.59)        (.59)
Distributions from net realized gain                 --           --             --           --        (1.06)       (1.14)
                                            --------------------------------------------------------------------------------
Total dividends and/or distributions
   to shareholders                                 (.17)        (.46)          (.54)        (.53)       (1.65)       (1.73)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   13.31    $   13.29      $   11.30    $   12.79    $   13.87    $   16.38
                                            ================================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                 1.45%       22.07%         (7.44)%      (3.97)%      (5.55)%      22.35%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 102,462    $ 133,058      $ 154,350    $ 286,829    $ 373,860    $ 431,370
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 116,314    $ 139,757      $ 213,259    $ 330,806    $ 418,592    $ 414,611
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                              2.62%        3.79%          3.95%        2.75%        3.62%        3.79%
Total expenses                                     1.72% 3      1.74% 3,4     31.77% 3      1.71% 3      1.70% 3      1.71% 3
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              31%          61%            52%          69%         127%          95%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                            SIX MONTHS                                                         YEAR
                                                 ENDED                                                        ENDED
                                         JUNE 30, 2004                                                     DEC. 31,
CLASS C                                    (UNAUDITED)       2003          2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  13.27   $  11.28      $  12.76    $  13.84    $  16.35    $  14.84
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                              .18        .46           .46         .38         .59         .59
Net realized and unrealized gain (loss)            .01       1.99         (1.40)       (.93)      (1.45)       2.65
                                            -------------------------------------------------------------------------
Total from investment operations                   .19       2.45          (.94)       (.55)       (.86)       3.24
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:

Dividends from net investment income              (.18)      (.46)         (.54)       (.53)       (.59)       (.59)
Distributions from net realized gain                --         --            --          --       (1.06)      (1.14)
                                            -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.18)      (.46)         (.54)       (.53)      (1.65)      (1.73)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  13.28   $  13.27      $  11.28    $  12.76    $  13.84    $  16.35
                                            =========================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                1.39%     22.14%        (7.39)%     (3.98)%     (5.56)%     22.41%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                    $ 83,829   $ 82,149      $ 61,031    $ 76,846    $ 91,567    $ 94,352
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 84,062   $ 69,787      $ 66,391    $ 85,774    $ 96,574    $ 94,329
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                            2.64%       3.73%         3.97%       2.80%       3.62%       3.80%
Total expenses                                   1.68% 3     1.70% 3,4     1.76% 3     1.71% 3     1.70% 3     1.70% 3
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            31%         61%           52%         69%        127%         95%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


         29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                 YEAR
                                                  ENDED                                                                ENDED
                                          JUNE 30, 2004                                                             DEC. 31,
CLASS M                                     (UNAUDITED)           2003           2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   13.27      $   11.28      $   12.76    $   13.84    $   16.35    $   14.84
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .22            .50            .49          .41          .64          .63
Net realized and unrealized gain (loss)             .01           2.00          (1.40)        (.93)       (1.45)        2.65
                                            ----------------------------------------------------------------------------------
Total from investment operations                    .23           2.50           (.91)        (.52)        (.81)        3.28
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.22)          (.51)          (.57)        (.56)        (.64)        (.63)
Distributions from net realized gain                 --             --             --           --        (1.06)       (1.14)
                                            ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.22)          (.51)          (.57)        (.56)       (1.70)       (1.77)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   13.28      $   13.27      $   11.28    $   12.76    $   13.84    $   16.35
                                            ==================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                 1.74%         22.59%         (7.16)%      (3.72)%      (5.30)%      22.74%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 106,711      $ 114,600      $ 108,426    $ 144,612    $ 181,521    $ 234,023
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 111,377      $ 110,337      $ 122,897    $ 160,919    $ 213,617    $ 235,419
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                              3.34%          4.16%          4.24%        3.04%        3.90%        4.06%
Total expenses                                     0.99% 3,4      1.32% 3,4     31.51% 3      1.45% 3      1.42% 3      1.45% 3
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              31%            61%            52%          69%         127%          95%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                      SIX MONTHS                                YEAR
                                                           ENDED                               ENDED
                                                   JUNE 30, 2004                            DEC. 31,
CLASS N                                              (UNAUDITED)          2003       2002     2001 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 13.27       $ 11.29    $ 12.76    $ 13.68
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .19           .49        .55        .42
Net realized and unrealized gain (loss)                      .03          2.00      (1.43)      (.84)
                                                       -----------------------------------------------
Total from investment operations                             .22          2.49       (.88)      (.42)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.20)         (.51)      (.59)      (.50)
Distributions from net realized gain                          --            --         --         --
                                                       -----------------------------------------------
Total dividends and/or distributions to shareholders        (.20)         (.51)      (.59)      (.50)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 13.29       $ 13.27    $ 11.29    $ 12.76
                                                       ===============================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.63%        22.45%     (6.92)%    (3.02)%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $ 1,761       $ 1,458    $   388    $    36
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 1,681       $   743    $   205    $    10
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       3.01%         3.87%      4.38%      5.45%
Total expenses                                              1.33%         1.37%      1.43%      1.22%
Expenses after payments and waivers and reduction
to custodian expenses                                        N/A 4        1.35%      1.38%       N/A 4
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       31%           61%        52%        69%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Classes A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


        32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2004, the market value of these securities comprised 1.5% of the Fund's net assets and resulted in unrealized cumulative losses of $791,429.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $118,818,065 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize


         33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

$13,108,035 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did utilize $21,570,184 of capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                        EXPIRING
                        --------------------------
                        2009         $  41,459,104
                        2010            90,466,996
                                     -------------
                        Total        $ 131,926,100
                                     =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2004, the Fund's projected benefit obligations were increased by $7,085 and payments of $2,372 were made to retired trustees, resulting in an accumulated liability of $109,553 as of June 30, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.


        34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JUNE 30, 2004    YEAR ENDED DECEMBER 31, 2003
                                    SHARES           AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                             4,352,126    $  58,390,403     10,293,699    $ 125,272,357
Dividends and/or
distributions reinvested           314,069        4,216,188        717,012        8,840,852
Redeemed                        (3,501,079)     (46,787,747)    (5,594,158)     (68,111,458)
                              --------------------------------------------------------------
Net increase                     1,165,116    $  15,818,844      5,416,553    $  66,001,751
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                               824,834    $  11,098,541      2,802,713    $  34,182,973
Dividends and/or
distributions reinvested            74,584        1,003,738        300,964        3,678,039
Redeemed                        (3,210,289)     (43,083,022)    (6,750,493)     (81,686,256)
                              --------------------------------------------------------------
Net decrease                    (2,310,871)   $ (30,980,743)    (3,646,816)   $ (43,825,244)
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                               769,576    $  10,329,694      1,914,058    $  23,378,006
Dividends and/or
distributions reinvested            53,920          723,594        144,706        1,777,170
Redeemed                          (704,697)      (9,413,316)    (1,277,679)     (15,441,343)
                              --------------------------------------------------------------
Net increase                       118,799    $   1,639,972        781,085    $   9,713,833
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS M
Sold                                83,389    $   1,124,617        223,208    $   2,730,862
Dividends and/or
distributions reinvested            95,830        1,285,449        264,332        3,234,301
Redeemed                          (783,939)     (10,498,600)    (1,462,362)     (17,747,915)
                              --------------------------------------------------------------
Net decrease                      (604,720)   $  (8,088,534)      (974,822)   $ (11,782,752)
                              ==============================================================


         35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                           SIX MONTHS ENDED JUNE 30, 2004     YEAR ENDED DECEMBER 31, 2003
                                  SHARES           AMOUNT         SHARES            AMOUNT
--------------------------------------------------------------------------------------------
Class N
Sold                              69,901        $ 938,294         89,088       $ 1,101,574
Dividends and/or
distributions reinvested           1,587           21,316          2,161            27,095
Redeemed                         (48,901)        (645,908)       (15,713)         (190,102)
                              --------------------------------------------------------------
Net increase                      22,587        $ 313,702         75,536       $   938,567
                              ==============================================================

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2004, were $184,992,121 and $171,431,254, respectively. There were sales of $25,103,516 of U.S. government and government agency obligations for the six months ended June 30, 2004.

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $50 million of average annual net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended, the Fund paid $96,665 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $423,207 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other


        36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2004 for Class B, Class C and Class N shares were $3,088,810, $2,169,592 and $28,531, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                   CLASS A          CLASS B        CLASS C          CLASS N
                   CLASS A         CLASS M      CONTINGENT       CONTINGENT     CONTINGENT       CONTINGENT
                 FRONT-END       FRONT-END        DEFERRED         DEFERRED       DEFERRED         DEFERRED
SIX          SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES  SALES CHARGES    SALES CHARGES
MONTHS         RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY    RETAINED BY      RETAINED BY
ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR    DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------
June 30, 2004     $ 84,005         $ 2,872         $ 1,833        $ 134,421        $ 6,646          $ 2,328
-------------------------------------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $3,750, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2004, OFS waived $27 for Class M shares. This undertaking may be amended or withdrawn at any time.


        37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2004 was $10,354,125, which represents 1.67% of the Fund's net assets, of which $15,993 is considered restricted. Information concerning restricted securities is as follows:

                                                                           VALUATION        UNREALIZED
                                                                               AS OF      APPRECIATION
SECURITY                             ACQUISITION DATES            COST  JUNE 30,2004    (DEPRECIATION)
------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Danskin, Inc. Wts., Exp. 10/8/04               8/14/95        $     --       $    --           $ --
Portion of Danskin, Inc. Promissory Nt.
to be used to purchase 53,309 shares
of restricted common
stock in rights offering                       8/14/95          15,993        15,993             --

--------------------------------------------------------------------------------

8. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

   The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2004.


        38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.


        39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.


 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)